Business segment information	12 Months Ended
Dec. 31, 2018
Business segment information
Business segment information

3) Business segment information

Description of the business segments

Financial information by business segment is reported in accordance with the internal reporting system and shows internal segment information that is used to manage and measure the performance of TOTAL and which is reviewed by the main operational decision-making body of the Group, namely the Executive Committee.

The operational profit and assets are broken down by business segment prior to the consolidation and inter-segment adjustments.

Sales prices between business segments approximate market prices.

The organization of the Group's activities is structured around the four followings segments:

-	An Exploration & Production segment;
-	A Gas, Renewables & Power segment including downstream Gas activities, New Energies activities (excluding biotechnologies) and Energy Efficiency division;
-

A Refining & Chemicals segment constituting a major industrial hub comprising the activities of refining, petrochemicals and specialty chemicals. This segment also includes the activities of oil Supply, Trading and marine Shipping;

-	A Marketing & Services segment including the global activities of supply and marketing in the field of petroleum products;

In addition the Corporate segment includes holdings operating and financial activities.

Certain figures for the year 2016 have been restated in order to reflect the new organization with four business segments implemented in 2017.

Definition of the indicators

(i)  Operating income (measure used to evaluate operating performance)

Revenue from sales after deducting cost of goods sold and inventory variations, other operating expenses, exploration expenses and depreciation, depletion, and impairment of tangible assets and mineral interests.

Operating income excludes the amortization of intangible assets other than mineral interests, currency translation adjustments and gains or losses on the disposal of assets.

(ii)  Net operating income (measure used to evaluate the return on capital employed)

Operating income after taking into account the amortization of intangible assets other than mineral interests, currency translation adjustments, gains or losses on the disposal of assets, as well as all other income and expenses related to capital employed (dividends from non-consolidated companies, equity in income of affiliates, capitalized interest expenses…), and after income taxes applicable to the above.

The only income and expense not included in net operating income but included in net income Group share are interest expenses related to net financial debt, after applicable income taxes (net cost of net debt) and non-controlling interests.

(iii)  Adjusted income

Operating income, net operating income, or net income excluding the effect of adjustment items described below.

(iv)  Capital employed

Non-current assets and working capital, at replacement cost, net of deferred income taxes and non-current liabilities.

(v)  ROACE (Return on Average Capital Employed)

Ratio of adjusted net operating income to average capital employed between the beginning and the end of the period.

Performance indicators excluding the adjustment items, such as adjusted incomes and ROACE are meant to facilitate the analysis of the financial performance and the comparison of income between periods.

Adjustment items

Adjustment items include:

(i)  Special items

Due to their unusual nature or particular significance, certain transactions qualified as “special items” are excluded from the business segment figures. In general, special items relate to transactions that are significant, infrequent or unusual. However, in certain instances, transactions such as restructuring costs or assets disposals, which are not considered to be representative of the normal course of business, may be qualified as special items although they may have occurred within prior years or are likely to occur again within the coming years.

(ii)  The inventory valuation effect

The adjusted results of the Refining & Chemicals and Marketing & Services segments are presented according to the replacement cost method. This method is used to assess the segments’ performance and facilitate the comparability of the segments’ performance with those of its main competitors.

In the replacement cost method, which approximates the LIFO (Last-In, First-Out) method, the variation of inventory values in the statement of income is, depending on the nature of the inventory, determined using either the month-end prices differential between one period and another or the average prices of the period rather than the historical value. The inventory valuation effect is the difference between the results according to the FIFO (First-In, First-Out) and the replacement cost methods.

(iii)  Effect of changes in fair value

The effect of changes in fair value presented as adjustment items reflects for some transactions differences between internal measure of performance used by TOTAL’s management and the accounting for these transactions under IFRS.

IFRS requires that trading inventories be recorded at their fair value using period end spot prices. In order to best reflect the management of economic exposure through derivative transactions, internal indicators used to measure performance include valuations of trading inventories based on forward prices.

Furthermore, TOTAL, in its trading activities, enters into storage contracts, which future effects are recorded at fair value in the Group’s internal economic performance. IFRS precludes recognition of this fair value effect.

A)  Information by business segment

	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2018	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	10,989	16,136	92,025	90,206	7	—	209,363
Intersegment sales	31,173	1,889	35,462	979	64	(69,567)	—
Excise taxes	—	—	(3,359)	(21,898)	—	—	(25,257)
Revenues from sales	42,162	18,025	124,128	69,287	71	(69,567)	184,106
Operating expenses	(18,304)	(17,434)	(120,393)	(66,737)	(796)	69,567	(154,097)
Depreciation, depletion and impairment of tangible assets and mineral interests	(11,288)	(731)	(1,222)	(709)	(42)	—	(13,992)
Operating income	12,570	(140)	2,513	1,841	(767)	—	16,017
Net income (loss) from equity affiliates and other items	2,686	318	782	307	77	—	4,170
Tax on net operating income	(6,068)	(173)	(445)	(532)	375	—	(6,843)
Net operating income	9,188	5	2,850	1,616	(315)	—	13,344
Net cost of net debt							(1,794)
Non-controlling interests							(104)
Net income - group share							11,446

For the year ended December 31, 2018	Exploration	Gas,	Refining	Marketing
(adjustments)(a)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	56	—	—	—	—	56
Intersegment sales	—	-	—	—	—	—	—
Excise taxes	—	-	—	—	—	—	—
Revenues from sales	—	56	—	—	—	—	56
Operating expenses	(199)	(237)	(616)	(45)	(9)	—	(1,106)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,256)	(516)	(2)	-	-	—	(1,774)
Operating income (b)	(1,455)	(697)	(618)	(45)	(9)	—	(2,824)
Net income (loss) from equity affiliates and other items	(335)	(40)	(116)	(5)	-	—	(496)
Tax on net operating income	768	(14)	205	14	-	—	973
Net operating income (b)	(1,022)	(751)	(529)	(36)	(9)	—	(2,347)
Net cost of net debt							(67)
Non-controlling interests							301
Net income - group share							(2,113)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

(b) Of which inventory valuation effect
On operating income	—	—	(589)	(6)	—
On net operating income	—	—	(413)	(5)	—

For the year ended December 31, 2018	Exploration	Gas,	Refining	Marketing
(adjusted)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	10,989	16,080	92,025	90,206	7	—	209,307
Intersegment sales	31,173	1,889	35,462	979	64	(69,567)	—
Excise taxes	—	—	(3,359)	(21,898)	—	—	(25,257)
Revenues from sales	42,162	17,969	124,128	69,287	71	(69,567)	184,050
Operating expenses	(18,105)	(17,197)	(119,777)	(66,692)	(787)	69,567	(152,991)
Depreciation, depletion and impairment of tangible assets and mineral interests	(10,032)	(215)	(1,220)	(709)	(42)	—	(12,218)
Adjusted operating income	14,025	557	3,131	1,886	(758)	—	18,841
Net income (loss) from equity affiliates and other items	3,021	358	898	312	77	—	4,666
Tax on net operating income	(6,836)	(159)	(650)	(546)	375	—	(7,816)
Adjusted net operating income	10,210	756	3,379	1,652	(306)	—	15,691
Net cost of net debt							(1,727)
Non-controlling interests							(405)
Adjusted net income - group share							13,559

For the year ended December 31, 2018	Exploration	Gas,	Refining	Marketing
(M$)	&	Renewables	&	&
	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total

Total expenditures	15,282	3,539	1,781	1,458	125	—	22,185
Total divestments	4,952	931	919	428	9	—	7,239
Cash flow from operating activities (*)	19,803	(670)	4,308	2,759	(1,497)	—	24,703
Balance sheet as of December 31, 2018
Property, plant and equipment, intangible assets, net	116,518	8,502	10,493	6,343	390	—	142,246
Investments & loans in equity affiliates	17,201	1,902	3,910	431	—	—	23,444
Other non-current assets	6,258	1,636	663	1,155	881	—	10,593
Working capital	1,652	679	32	194	(4,064)	—	(1,507)
Provisions and other non-current liabilities	(27,780)	(3,550)	(3,615)	(1,465)	125	—	(36,285)
Assets and liabilities classified as held for sale	1,036	92	151	—	—	—	1,279
Capital Employed (balance sheet)	114,885	9,261	11,634	6,658	(2,668)	—	139,770
Less inventory valuation effect	—	—	(1,035)	(216)	—	—	(1,251)
Capital Employed (Business segment information)	114,885	9,261	10,599	6,442	(2,668)	—	138,519
ROACE as a percentage	9%	11%	31%	25%			12%

(*) As of January 1st, 2018, for a better reflection of the operating performance of the segments, financial expenses were all transferred to the Corporate segment. 2017 and 2016 comparative information has been restated.

For the year ended December 31, 2017	Exploration	Gas,	Refining	Marketing
(M$)	&	Renewables	&	&
	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	8,477	12,854	75,505	74,634	23	—	171,493
Intersegment sales	22,837	1,180	26,844	857	374	(52,092)	—
Excise taxes	—	—	(3,008)	(19,386)	—	—	(22,394)
Revenues from sales	31,314	14,034	99,341	56,105	397	(52,092)	149,099
Operating expenses	(14,672)	(13,828)	(94,097)	(53,629)	(1,107)	52,092	(125,241)
Depreciation, depletion and impairment of tangible assets and mineral interests	(13,850)	(482)	(1,074)	(657)	(40)	—	(16,103)
Operating income	2,792	(276)	4,170	1,819	(750)	—	7,755
Net income (loss) from equity affiliates and other items	1,546	31	2,979	497	54	—	5,107
Tax on net operating income	(2,233)	(140)	(944)	(561)	540	—	(3,338)
Net operating income	2,105	(385)	6,205	1,755	(156)	—	9,524
Net cost of net debt							(1,225)
Non-controlling interests							332
Net income - group share							8,631

For the year ended December 31, 2017	Exploration	Gas,	Refining	Marketing
(adjustments)(a)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	(20)	—	—	—	—	(20)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(20)	—	—	—	—	(20)
Operating expenses	(119)	(389)	167	(11)	(64)	—	(416)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,308)	(291)	(53)	(10)	—	—	(4,662)
Operating income (b)	(4,427)	(700)	114	(21)	(64)	—	(5,098)
Net income (loss) from equity affiliates and other items	(328)	(116)	2,177	102	—	—	1,835
Tax on net operating income	875	(54)	124	(2)	(114)	—	829
Net operating income (b)	(3,880)	(870)	2,415	79	(178)	—	(2,434)
Net cost of net debt							(29)
Non-controlling interests							516
Net income - group share							(1,947)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

(b) Of which inventory valuation effect
On operating income	—	—	344	13	—
On net operating income	—	—	298	(3)	—

For the year ended December 31, 2017	Exploration	Gas,	Refining	Marketing
(adjusted)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	8,477	12,874	75,505	74,634	23	—	171,513
Intersegment sales	22,837	1,180	26,844	857	374	(52,092)	—
Excise taxes	—	—	(3,008)	(19,386)	—	—	(22,394)
Revenues from sales	31,314	14,054	99,341	56,105	397	(52,092)	149,119
Operating expenses	(14,553)	(13,439)	(94,264)	(53,618)	(1,043)	52,092	(124,825)
Depreciation, depletion and impairment of tangible assets and mineral interests	(9,542)	(191)	(1,021)	(647)	(40)	—	(11,441)
Adjusted operating income	7,219	424	4,056	1,840	(686)	—	12,853
Net income (loss) from equity affiliates and other items	1,874	147	802	395	54	—	3,272
Tax on net operating income	(3,108)	(86)	(1,068)	(559)	654	—	(4,167)
Adjusted net operating income	5,985	485	3,790	1,676	22	—	11,958
Net cost of net debt							(1,196)
Non-controlling interests							(184)
Adjusted net income - group share							10,578

For the year ended December 31, 2017	Exploration	Gas,	Refining	Marketing
(M$)	&	Renewables	&	&
	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	12,802	797	1,734	1,457	106	—	16,896
Total divestments	1,918	73	2,820	413	40	—	5,264
Cash flow from operating activities (*)	12,821	1,055	7,411	2,221	(1,189)	—	22,319
Balance sheet as of December 31, 2017
Property, plant and equipment, intangible assets, net	103,639	2,873	10,820	6,253	399	—	123,984
Investments & loans in equity affiliates	16,820	835	4,010	438	—	—	22,103
Other non-current assets	6,975	1,709	677	1,060	496	—	10,917
Working capital	3,224	123	876	792	(3,650)	—	1,365
Provisions and other non-current liabilities	(24,212)	(848)	(3,839)	(1,544)	(106)	—	(30,549)
Assets and liabilities classified as held for sale	1,475	—	—	166	—	—	1,641
Capital Employed (balance sheet)	107,921	4,692	12,544	7,165	(2,861)	—	129,461
Less inventory valuation effect	—	—	(1,499)	(236)	1	—	(1,734)
Capital Employed (Business segment information)	107,921	4,692	11,045	6,929	(2,860)	—	127,727
ROACE as a percentage	6%	10%	33%	26%			9%

(*) As of January 1st, 2018, for a better reflection of the operating performance of the segments, financial expenses were all transferred to the Corporate segment. 2017 and 2016 comparative information has been restated.

	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2016	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	7,629	10,124	65,632	66,351	7	—	149,743
Intersegment sales	17,759	1,009	21,467	744	307	(41,286)	—
Excise taxes	—	—	(3,544)	(18,274)	—	—	(21,818)
Revenues from sales	25,388	11,133	83,555	48,821	314	(41,286)	127,925
Operating expenses	(14,236)	(10,993)	(77,562)	(46,432)	(1,006)	41,286	(108,943)
Depreciation, depletion and impairment of tangible assets and mineral interests	(11,583)	(301)	(1,002)	(600)	(37)	—	(13,523)
Operating income	(431)	(161)	4,991	1,789	(729)	—	5,459
Net income (loss) from equity affiliates and other items	1,375	71	779	170	426	—	2,821
Tax on net operating income	401	(4)	(1,244)	(541)	164	—	(1,224)
Net operating income	1,345	(94)	4,526	1,418	(139)	—	7,056
Net cost of net debt							(850)
Non-controlling interests							(10)
Net income - group share							6,196

For the year ended December 31, 2016	Exploration	Gas,	Refining	Marketing
(adjustments) (a)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	(231)	—	—	—	—	(231)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(231)	—	—	—	—	(231)
Operating expenses	(691)	(79)	625	(136)	—	—	(281)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,089)	(139)	—	(1)	—	—	(2,229)
Operating income (b)	(2,780)	(449)	625	(137)	—	—	(2,741)
Net income (loss) from equity affiliates and other items	(200)	(135)	(93)	(40)	(4)	—	(472)
Tax on net operating income	1,108	51	(201)	36	1	—	995
Net operating income (b)	(1,872)	(533)	331	(141)	(3)	—	(2,218)
Net cost of net debt							(23)
Non-controlling interests							150
Net income - group share							(2,091)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

(b) Of which inventory valuation effect

On operating income	—	—	695	(43)	—

On net operating income	—	—	500	(13)	—

For the year ended December 31, 2016	Exploration	Gas,	Refining	Marketing
(adjusted)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	7,629	10,355	65,632	66,351	7	—	149,974
Intersegment sales	17,759	1,009	21,467	744	307	(41,286)	—
Excise taxes	—	—	(3,544)	(18,274)	—	—	(21,818)
Revenues from sales	25,388	11,364	83,555	48,821	314	(41,286)	128,156
Operating expenses	(13,545)	(10,914)	(78,187)	(46,296)	(1,006)	41,286	(108,662)
Depreciation, depletion and impairment of tangible assets and mineral interests	(9,494)	(162)	(1,002)	(599)	(37)	—	(11,294)
Adjusted operating income	2,349	288	4,366	1,926	(729)	—	8,200
Net income (loss) from equity affiliates and other items	1,575	206	872	210	430	—	3,293
Tax on net operating income	(707)	(55)	(1,043)	(577)	163	—	(2,219)
Adjusted net operating income	3,217	439	4,195	1,559	(136)	—	9,274
Net cost of net debt							(827)
Non-controlling interests							(160)
Adjusted net income - group share							8,287

For the year ended December 31, 2016	Exploration	Gas,	Refining	Marketing
(M$)	&	Renewables	&	&
	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	16,085	1,221	1,861	1,245	118	—	20,530
Total divestments	2,187	166	88	424	12	—	2,877
Cash flow from operating activities (*)	9,866	589	4,584	1,833	(351)	—	16,521
Balance sheet as of December 31, 2016
Property, plant and equipment, intangible assets, net	109,617	2,834	9,293	5,225	364	—	127,333
Investments & loans in equity affiliates	15,853	883	3,303	537	—	—	20,576
Other non-current assets	6,835	1,222	568	962	57	—	9,644
Working capital	1,451	869	2,641	701	(3,314)	—	2,348
Provisions and other non-current liabilities	(26,139)	(832)	(3,569)	(1,330)	218	—	(31,652)
Assets and liabilities classified as held for sale	—	—	446	—	—	—	446
Capital Employed (balance sheet)	107,617	4,976	12,682	6,095	(2,675)	—	128,695
Less inventory valuation effect	—	—	(1,064)	(211)	3	—	(1,272)
Capital Employed (Business segment information)	107,617	4,976	11,618	5,884	(2,672)	—	127,423
ROACE as a percentage	3%	9%	38%	27%			7%

(*) As of January 1st, 2018, for a better reflection of the operating performance of the segments, financial expenses were all transferred to the Corporate segment. 2017 and 2016 comparative information has been restated.

B)  Reconciliation of the information by business segment with Consolidated Financial Statements

The table below presents the impact of adjustment items on the consolidated statement of income:

			Consolidated
For the year ended December 31, 2018			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	209,307	56	209,363
Excise taxes	(25,257)	—	(25,257)
Revenues from sales	184,050	56	184,106

Purchases, net of inventory variation	(125,134)	(682)	(125,816)
Other operating expenses	(27,060)	(424)	(27,484)
Exploration costs	(797)	—	(797)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,218)	(1,774)	(13,992)
Other income	1,518	320	1,838
Other expense	(448)	(825)	(1,273)

Financial interest on debt	(1,866)	(67)	(1,933)
Financial income and expense from cash & cash equivalents	(188)	—	(188)
Cost of net debt	(2,054)	(67)	(2,121)

Other financial income	1,120	—	1,120
Other financial expense	(685)	—	(685)

Net income (loss) from equity affiliates	3,161	9	3,170

Income taxes	(7,489)	973	(6,516)
Consolidated net income	13,964	(2,414)	11,550
Group share	13,559	(2,113)	11,446
Non-controlling interests	405	(301)	104

(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
For the year ended December 31, 2017			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	171,513	(20)	171,493
Excise taxes	(22,394)	—	(22,394)
Revenues from sales	149,119	(20)	149,099

Purchases, net of inventory variation	(99,534)	123	(99,411)
Other operating expenses	(24,427)	(539)	(24,966)
Exploration costs	(864)	—	(864)
Depreciation, depletion and impairment of tangible assets and mineral interests	(11,441)	(4,662)	(16,103)
Other income	772	3,039	3,811
Other expense	(389)	(645)	(1,034)

Financial interest on debt	(1,367)	(29)	(1,396)
Financial income and expense from cash & cash equivalents	(138)	—	(138)
Cost of net debt	(1,505)	(29)	(1,534)

Other financial income	957	—	957
Other financial expense	(642)	—	(642)

Net income (loss) from equity affiliates	2,574	(559)	2,015

Income taxes	(3,858)	829	(3,029)
Consolidated net income	10,762	(2,463)	8,299
Group share	10,578	(1,947)	8,631
Non-controlling interests	184	(516)	(332)

(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
For the year ended December 31, 2016			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	149,974	(231)	149,743
Excise taxes	(21,818)	—	(21,818)
Revenues from sales	128,156	(231)	127,925

Purchases, net of inventory variation	(83,916)	539	(83,377)
Other operating expenses	(23,832)	(470)	(24,302)
Exploration costs	(914)	(350)	(1,264)
Depreciation, depletion and impairment of tangible assets and mineral interests	(11,294)	(2,229)	(13,523)
Other income	964	335	1,299
Other expense	(537)	(490)	(1,027)

Financial interest on debt	(1,085)	(23)	(1,108)
Financial income and expense from cash & cash equivalents	4	—	4
Cost of net debt	(1,081)	(23)	(1,104)

Other financial income	971	—	971
Other financial expense	(636)	—	(636)

Net income (loss) from equity affiliates	2,531	(317)	2,214

Income taxes	(1,965)	995	(970)
Consolidated net income	8,447	(2,241)	6,206
Group share	8,287	(2,091)	6,196
Non-controlling interests	160	(150)	10

(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

C)  Additional information on adjustment items

The main adjustment items for 2018 consist of the "Asset impairment charges" of the non-current assets amounting to $(1,774) million in operating income and $(1,595) million in net income Group share. Impairment testing methodology and asset impairment charges recorded during the year are detailed in the paragraph D of Note 3.

Adjustments to operating income

	Exploration	Gas,
For the year ended December 31, 2018	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	(589)	(6)	—	(595)
Effect of changes in fair value	—	48	—	—	—	48
Restructuring charges	(67)	—	(3)	—	—	(70)
Asset impairment charges	(1,256)	(516)	(2)	—	—	(1,774)
Other items	(132)	(229)	(24)	(39)	(9)	(433)
Total	(1,455)	(697)	(618)	(45)	(9)	(2,824)

Adjustments to net income, Group share

	Exploration	Gas,
For the year ended December 31, 2018	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	(414)	(6)	—	(420)
Effect of changes in fair value	—	38	—	—	—	38
Restructuring charges	(94)	(10)	(34)	—	—	(138)
Asset impairment charges	(1,259)	(288)	(48)	—	—	(1,595)
Gains (losses) on disposals of assets	(14)	(2)	—	—	—	(16)
Other items	288	(148)	(34)	(47)	(41)	18
Total	(1,079)	(410)	(530)	(53)	(41)	(2,113)

Adjustments to operating income

	Exploration	Gas,
For the year ended December 31, 2017	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	344	13	—	357
Effect of changes in fair value	—	(20)	—	—	—	(20)
Restructuring charges	(42)	—	(4)	(3)	—	(49)
Asset impairment charges	(4,308)	(291)	(53)	(10)	—	(4,662)
Other items	(77)	(389)	(173)	(21)	(64)	(724)
Total	(4,427)	(700)	114	(21)	(64)	(5,098)

Adjustments to net income, Group share

	Exploration	Gas,
For the year ended December 31, 2017	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	295	(13)	—	282
Effect of changes in fair value	—	(16)	—	—	—	(16)
Restructuring charges	(11)	(11)	(42)	(2)	—	(66)
Asset impairment charges	(3,583)	(238)	(53)	(10)	—	(3,884)
Gains (losses) on disposals of assets	188	—	2,139	125	—	2,452
Other items	(287)	(293)	73	(30)	(178)	(715)
Total	(3,693)	(558)	2,412	70	(178)	(1,947)

Adjustments to operating income

	Exploration	Gas,
For the year ended December 31, 2016	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	695	(43)	—	652
Effect of changes in fair value	—	(4)	—	—	—	(4)
Restructuring charges	(19)	(18)	—	—	—	(37)
Asset impairment charges	(2,089)	(139)	—	(1)	—	(2,229)
Other items	(672)	(288)	(70)	(93)	—	(1,123)
Total	(2,780)	(449)	625	(137)	—	(2,741)

Adjustments to net income, Group share

	Exploration	Gas,
For the year ended December 31, 2016	&	Renewables	Refining &	Marketing &
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	498	(19)	—	479
Effect of changes in fair value	—	(3)	—	—	—	(3)
Restructuring charges	(4)	(28)	—	—	—	(32)
Asset impairment charges	(1,867)	(131)	(78)	(18)	(3)	(2,097)
Gains (losses) on disposals of assets	287	5	—	(25)	—	267
Other items	(293)	(237)	(91)	(84)	—	(705)
Total	(1,877)	(394)	329	(146)	(3)	(2,091)

D) Asset impairment

ding amount in "Other expenses".

Accounting principles

The recoverable amounts of intangible assets and property, plant and equipment are tested for impairment as soon as any indication of impairment exists. This test is performed at least annually for goodwill.

The recoverable amount is the higher of the fair value (less costs to sell) or its value in use.

Assets are grouped into cash-generating units (or CGUs) and tested. A CGU is a homogeneous set of assets that generates cash inflows that are largely independent of the cash inflows from other groups of assets.

The value in use of a CGU is determined by reference to the discounted expected future cash flows of these assets, based upon Management’s expectation of future economic and operating conditions. When this value is less than the carrying amount of the CGU, an impairment loss is recorded. This loss is allocated first to goodwill with a corresponding amount in "Other expenses". Any further losses are then allocated to property, plant and mineral interests with a corresponding amount in "Depreciation, depletion and impairment of tangible assets and mineral interests" and to other intangible assets with a corresponding amount in "Other expenses".

Impairment losses recognized in prior periods can be reversed up to the original carrying amount, had the impairment loss not been recognized. Impairment losses recognized for goodwill cannot be reversed.

For the financial year 2018, asset impairments were recorded for an amount of $1,774 million in operating income and $1,595 million in net income, Group share. These impairments were qualified as adjustment items of the operating income and net income, Group share.

Impairments relate to certain cash-generating units (CGUs) for which indicators of impairment have been identified, due to changes in operating conditions or the economic environment of the activities concerned.

The principles applied are as follows:

-

The future cash flows were determined using the assumptions included in the 2019 budget and in the long-term plan of the Group approved by the Group Executive Committee and the Board of Directors. These assumptions, including in particular future prices of products, operational costs, estimation of oil and gas reserves, future volumes produced and marketed, represent the best estimate of the Group management of all economic and technical conditions over the remaining life of the assets.

-

The Group, notably relying on data on global energy demand from the “World Energy Outlook” issued by IEA since 2016 and on its own supply assessments, determines the oil & gas prices scenarios based on assumptions about the evolution of core indicators of the Upstream activity (demand for oil & gas products in different markets, investment forecasts, decline in production fields, changes in oil & gas reserves and supply by area and by nature of oil & gas products), of the Downstream activity (changes in refining capacity and demand for petroleum products) and by integrating challenges raised by the climate.

These price scenarios, first prepared within the Strategy and Climate Division, are also reviewed by the Group segments which bring their own expertise. They also integrate studies issued by international agencies, banks and independent consultants. They are then approved by the Executive Committee and the Board of directors.

The IEA 2018 World Energy Outlook anticipates three scenarios (New Policies Scenario (NPS), Current Policies Scenario (CPS) and Sustainable Development Scenario (SDS)). Among these scenarios, the NPS (central scenario of the IEA) and the SDS are important references for the Group.

The NPS takes into account the measures already implemented by the countries in the energy field as well as the effects of the policies announced by the Governments (including the Nationally Determined Contributions - NDC – of the Paris Climate Agreement). The SDS takes into account the necessary measures to achieve the energy-related goals set in the “2030 Agenda for Sustainable Development” adopted in 2015 by the UN members.

The NPS sees a significant increase in oil and gas demand until 2025 and then a slower growth until 2040 (despite a significant penetration of electric vehicles and, above all, significant efficiency gains). The SDS sees a decline in demand in the first half of the 2020s for oil and a stabilization after 2030 for gas due to the substitution efforts and an accelerated diffusion of efficiency gains.

In this context, given the need for the industry to make very substantial investments to cope with the natural decline of the fields and meet the oil demand predicted by these scenarios over the next 20 years:

o

The crude oil price level considered to determine the recoverable value of CGUs amounts to 60 dollars per barrel of Brent in 2019-2020. This price rises to reach 80 dollars in 2021 and inflates after 2024.

o

For gas, the price level considered to determine the recoverable value of concerned CGUs for 2019 amounts to $5.5 per million BTU for the NBP price (Europe). It reaches $7 per million BTU in 2021, and will inflate after 2024.

-

The future operational costs were determined by taking into account the existing technologies, the fluctuation of prices for petroleum services in line with market developments and the internal cost reduction programs effectively implemented.

-

The future cash flows are estimated over a period consistent with the life of the assets of the CGUs. They are prepared post-tax and take into account specific risks related to the CGUs' assets. They are discounted using a 7% post-tax discount rate, this rate being the weighted-average cost of capital estimated from historical market data. This rate was 7% in 2017 and 2016. The value in use calculated by discounting the above post-tax cash flows using a 7% post-tax discount rate is not materially different from the value in use calculated by discounting pre-tax cash flows using a pre-tax discount rate determined by an iterative computation from the post-tax value in use. These pre-tax discount rates generally ranged from 7% to 16% in 2018.

The CGUs of the Exploration & Production segment are defined as oil and gas fields or groups of oil and gas fields with industrial assets enabling the production, treatment and evacuation of the oil and gas. For the financial year 2018, impairments of assets were recognized over CGUs of the Exploration & Production segment for an impact of $1,256 million in operating income and $1,259 million in net income, Group share. Impairments recognized in 2018 relate to:

-Ichthys project in Australia for an amount of $549 million in operating income and $608 million in net income, Group share: TOTAL adapted the value of the assets in consequence of the divestiture amount of 4% of its interest in the project;

-Other assets mainly located in Algeria, Colombia and Congo for an amount in the range of $600 million in operating income and in net income, Group share.

As for the sensitivites:

-	a decrease by one point in the discount rate would have a positive impact of approximately $0.5 billion in operating income and $0.4 billion in net income, Group share;
-	an increase by one point in the discount rate would have an additional negative impact of approximately $0.9 billion in operating income and approximately $0.7 billion in net income, Group share;
-

a variation of (10)% of the oil and gas prices over the duration of the plan would have an additional negative impact of approximately $2.7 billion in operating income and $2.2 billion in net income, Group share.

The most sensitive assets would be the assets already impaired in 2018 or before (impact of approximately $2.7 billion in operating income and $2.2 billion in net income, Group share), especially Ichthys in Australia and assets in Canada.

The CGUs of the Gas, Renewables & Power segment are subsidiaries or groups of subsidiaries organized by activity or geographical area. In financial year 2018, the Group recorded impairments on CGUs in the Gas, Renewables & Power segment for $516 million in operating income and $288 million in net income, Group share. These impairments relate to SunPower in the US due to the depressed economic environment of solar activity.

The CGUs of the Refining & Chemicals segment are defined as legal entities with operational activities for refining and petrochemicals activities. Future cash flows are based on the gross contribution margin (calculated on the basis of net sales after purchases of crude oil and refined products, the effect of inventory valuation and variable costs). The other activities of the segment are global divisions, each division gathering a set of businesses or homogeneous products for strategic, commercial and industrial plans. Future cash flows are determined from the specific margins of these activities, unrelated to the price of oil. No significant impairment has been recorded for the CGUs of the Refining & Chemicals segment in financial year 2018.

The CGUs of the Marketing & Services segment are subsidiaries or groups of subsidiaries organized by geographical area. No impairment has been recorded for the CGUs of the Marketing & Services segment in financial year 2018.

For financial year 2017, the Group recorded impairments in Exploration & Production, Gas, Renewables & Power, Refining & Chemicals and Marketing & Services segments for an amount of $4,662 million in operating income and $3,884 million in net income, Group share. These impairments were qualified as adjustments items of the operating income and net income, Group share.

In financial year 2016, the Group recognized impairments of assets in the Exploration & Production, Gas, Renewables & Power, Refining & Chemicals and Marketing & Services segments for an impact of $2,229 million in operating income and of $2,097 income and net income, Group share. These impairments were qualified as adjustment items of the operating income and net income, Group share.

No significant reversal of impairment was accounted for in respect of the financial years 2016, 2017 and 2018.